Annual Fund Operating Expenses	Jul. 29, 2025
Polar Capital Emerging Market Stars Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.31%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
Polar Capital Emerging Market Ex-China Stars Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	25.75%
Expenses (as a percentage of Assets)	26.65%
Fee Waiver or Reimbursement	(25.65%)	[4]
Net Expenses (as a percentage of Assets)	1.00%
Polar Capital International Small Company Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.54%
Expenses (as a percentage of Assets)	2.54%
Fee Waiver or Reimbursement	(1.44%)	[5]
Net Expenses (as a percentage of Assets)	1.10%

[1]	The Fund’s operating expenses have been restated to reflect a reduction in the management fee, effective as of the date of this Prospectus, as if this reduction had been in effect during the fiscal year ended March 31, 2025. The information has been restated to better reflect the anticipated expenses of the Fund.
[2]	Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 31, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.
[3]	The Fund’s operating expenses have been restated to reflect a reduction in the management fee, effective as of the date of this Prospectus, as if this reduction had been in effect during the fiscal year ended March 31, 2025. The information has been restated to better reflect the anticipated expenses of the Fund.
[4]	Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 31, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.
[5]	Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.10% of the average daily net assets of the Fund through July 29, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.